JUNIOR SUBORDINATED NOTES (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Outstanding				$ 53,118		$ 41,706
Unamortized debt discount and issue costs				(312)		(239)
Long-term Debt					$ 2,000		$ 1,600
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding				36,815		34,998
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding				10,385		10,593
Unamortized debt discount and issue costs				(98)		(98)
Long-term Debt				$ 10,287		10,495
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted			$ 1,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000
Stated interest rate				6.35%	6.35%
Outstanding				$ 1,320		$ 1,353
Effective Interest Rate				6.50%	6.50%	6.20%	6.20%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 750
Stated interest rate				5.88%	5.88%
Outstanding				$ 990		$ 1,015
Effective Interest Rate				7.80%	7.80%	7.40%	7.40%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,200
Stated interest rate				6.13%	6.13%
Outstanding				$ 1,585		$ 1,624
Effective Interest Rate				8.30%	8.30%	8.00%	8.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,500
Stated interest rate				5.55%	5.55%
Outstanding				$ 1,981		$ 2,030
Effective Interest Rate				7.50%	7.50%	7.10%	7.10%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,500
Stated interest rate				4.90%	4.90%
Outstanding				$ 1,500		$ 1,500
Effective Interest Rate				7.00%	7.00%	6.80%	6.80%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,100
Stated interest rate				5.75%	5.75%
Outstanding				$ 1,453		$ 1,488
Effective Interest Rate				8.00%	8.00%	7.60%	7.60%
Stated interest rate, period of time			10 years
Stated interest rate, period of time after first ten years			5 years
TRANSCANADA PIPELINES LIMITED | $500 notes due 2081 at 4.45% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 500
Stated interest rate				4.45%	4.45%
Outstanding				$ 500		$ 500
Effective Interest Rate				5.70%	5.70%	5.70%	5.70%
TRANSCANADA PIPELINES LIMITED | $800 notes due 2082 at 5.85% | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount					$ 800
Stated interest rate				5.85%	5.85%
Outstanding				$ 1,056		$ 1,083
Effective Interest Rate				7.10%	7.10%	7.20%	7.20%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800
Stated interest rate, period of time	5 years
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	5.85%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
Variable interest rate	4.236%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2022-A | Period three | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate	4.986%
TransCanada Trust | Trust Notes - Series 2022-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800
TransCanada Trust | Trust Notes - Series 2022-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.60%
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2022-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time	5 years
TransCanada Trust | Trust Notes - Series 2021-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500
Stated interest rate, period of time		5 years
Administrative charge percentage		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TransCanada Trust | Trust Notes - Series 2021-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800	$ 500
TransCanada Trust | Trust Notes - Series 2021-A | Period one | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate		4.45%
TransCanada Trust | Trust Notes - Series 2021-A | Period one | Notes payable
Debt Instrument [Line Items]
Stated interest rate		4.20%
Stated interest rate, period of time		10 years
TransCanada Trust | Trust Notes - Series 2021-A | Period two | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Stated interest rate, period of time		5 years
Variable interest rate		3.316%
TransCanada Trust | Trust Notes - Series 2021-A | Period two | Notes payable
Debt Instrument [Line Items]
Stated interest rate, period of time		5 years
TransCanada Trust | Trust Notes - Series 2021-A | Period three | Junior subordinated notes | Five-Year Government of Canada Yield
Debt Instrument [Line Items]
Variable interest rate		4.066%